ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 FINANCIAL INFORMATION OF PARENT COMPANY - STATEMENTS OF OPERATIONS (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Condensed Income Statements, Captions [Line Items]
Operating revenues	$ 5,163,299	$ 4,638,213	$ 3,775,247
Operating costs and expenses:
General and administrative	(657,358)	(568,701)	(488,127)
Property charges and other	(39,481)	(13,221)	(228,437)
Total operating costs and expenses	(4,562,873)	(4,153,586)	(3,710,288)
Operating (loss) income	600,426	484,627	64,959
Non-operating income (expenses):
Interest income	8,482	15,766	23,305
Interest expense	(464,904)	(486,721)	(492,391)
Foreign exchange gains (losses), net	8,739	(15,492)	2,232
Other income, net	2,999	3,833	2,748
Total non-operating expenses, net	(452,141)	(490,976)	(466,867)
Income (loss) before income tax	148,285	(6,349)	(401,908)
Income tax expense	(2,829)	(21,610)	(13,422)
Net income (loss)	145,456	(27,959)	(415,330)
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Operating revenues	21,015	18,758	84,130
Operating costs and expenses:
General and administrative	(32,276)	(29,867)	(34,342)
Property charges and other	375	(14)	(1,244)
Total operating costs and expenses	(31,901)	(29,881)	(35,586)
Operating (loss) income	(10,886)	(11,123)	48,544
Non-operating income (expenses):
Interest income	48,286	49,243	4,991
Interest expense	(8,786)	(12,901)	(19,366)
Foreign exchange gains (losses), net	933	(414)	1,496
Other income, net	1,921	7,174	7,302
Share of results of subsidiaries	143,223	11,657	(358,767)
Total non-operating expenses, net	185,577	54,759	(364,344)
Income (loss) before income tax	174,691	43,636	(315,800)
Income tax expense	10,354	(93)	(11,120)
Net income (loss)	$ 185,045	$ 43,543	$ (326,920)